Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Article 8 of Regulation S-X of the SEC. Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the unaudited condensed financial statements reflect all adjustments, which include only normal recurring adjustments necessary for the fair statement of the balances and results for the periods presented. The interim results for the six months ended June 30, 2023 are not necessarily indicative of the results that may be expected through December 31, 2023.

The accompanying unaudited condensed financial statements should be read in conjunction with the audited financial statements and notes thereto included in the Company’s annual report on Form 10-K filed with the SEC on March 31, 2023.

Basis of Presentation

The accompanying financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.

Emerging Growth Company

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002.

Section 102(b)(1) of the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act)

are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002.

Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities which qualify as financial instruments under ASC 820, “Fair Value Measurement,” other than the warrant liability and the PIPE derivative liability (as defined in Note 5), approximate the carrying amounts represented in the Company’s balance sheets, primarily due to their short-term nature.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement”, other than warrant liability (see Note 8), approximate the carrying amounts represented in the Company’s balance sheet, primarily due to their short-term nature.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Offering Costs associated with the IPO

Offering Costs associated with the IPO

Offering costs consist principally of professional and registration fees incurred through the balance sheet date that are directly attributable to the IPO. Offering costs are allocated based on relative fair value to the ordinary shares subject to possible redemption and Public Warrants.

Cash Equivalents

Cash Equivalents

Cash equivalents include cash on hand and on deposit at banking institutions as well as all highly liquid short-term investments with original maturities of 90 days or less. The Company did not have any cash equivalents as of June 30, 2023 and December 31, 2022.

Cash

Cash and cash equivalents include cash on hand and on deposit at banking institutions as well as all highly liquid short-term investments with original maturities of 90 days or less. The Company did not have any cash equivalents as of December 31, 2022 and 2021.

Investments Held in Trust Account

Investments Held in Trust Account

As of June 30, 2023, the assets held in the Trust Account were held in cash and U.S. Treasury Securities with maturities of six months or shorter. The Company classifies its investment in money market funds as trading securities. Trading securities are presented on the balance sheets at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of investments held in the Trust Account are included in trust interest income in the accompanying statements of operations. The estimated fair values of investments held in the Trust Account are determined using available market information. For three months and six months ended June 30, 2023, unrealized loss on marketable securities held in the Trust Account was $82,529 and $0, respectively.

Investments Held in Trust Account

As of December 31, 2022, the assets held in the Trust Account were held in money market funds which invest only in U.S. Treasury Securities. The Company classifies its investment in money market funds as trading securities. Trading securities are presented on the balance sheets at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of investments held in the Trust Account are included in trust interest income in the accompanying statements of operations. The estimated fair values of investments held in the Trust Account are determined using available market information.

As of December 31, 2022 and 2021, the Company had $9,835,409 and $80,002,777 in investments held in the Trust Account, respectively. At the Meeting on July 14, 2022, shareholders holding 7,046,967 ordinary shares exercised their right to redeem their ordinary shares for a pro rata portion of the funds in the Trust Account and $70,573,278 was removed from the Trust Account to pay such holders. At the meeting on January 6, 2023, shareholders holding 96,991 ordinary shares exercised their right to redeem their ordinary shares for a pro rata portion of the funds in the Trust Account and $1,004,600 (approximately $10.36 per ordinary share) was removed from the Trust Account to pay such holders.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Deposit Insurance Corporation coverage. The Company has not experienced losses on these accounts.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Deposit Insurance Corporation coverage of $250,000. The Company has not experienced losses on these accounts.

Warrants

Warrants

The Company accounts for warrants based on an assessment of specific terms and applicable authoritative guidance in ASC 480 and ASC 815, “Derivatives and Hedging” (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent reporting period while the warrants are outstanding. Because the

Company does not control the occurrence of events, such as a tender offer or exchange, that may trigger cash settlement of the Private Warrants where not all of the shareholders also receive cash, the Private Warrants do not meet the criteria for equity treatment thereunder; as such, the Private Warrants must be recorded as a derivative liability.

For issued warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as non-cash gain or loss on the statements of operations.

The Company’s Public Warrants are accounted for as equity and Private Warrants are accounted for as a liability. The Private Warrants were recorded at fair value as of July 22, 2021, the closing date of the IPO, and are re-valued at each reporting date, with changes in the fair value reported in the statements of operations.

Warrants

The Company accounts for warrants based on an assessment of specific terms and applicable authoritative guidance in the FASB’s ASC 480, “Distinguishing Liabilities from Equity” and ASC 815, “Derivatives and Hedging.” The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent reporting period while the warrants are outstanding. Because the Company does not control the occurrence of events, such as a tender offer or exchange, that may trigger cash settlement of the Private Warrants where not all of the shareholders also receive cash, the Private Warrants do not meet the criteria for equity treatment thereunder; as such, the Private Warrants must be recorded as derivative liability.

For issued warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as non-cash gain or loss on the statements of operations.

The Company’s Public Warrants (Note 7) are accounted for as equity, and the Private Warrants (Note 4) are accounted for as liabilities. The Private Warrants were recorded at fair value as of July 22, 2021, the closing date of the IPO, and are re-valued at each reporting date, with changes in the fair value reported in the statements of operations.

Ordinary Shares Subject to Possible Redemption

Ordinary Shares Subject to Possible Redemption

The Company accounts for its Public Shares in accordance with the guidance in ASC 480. Ordinary shares subject to mandatory redemption (if any) are classified as a liability instrument and are measured at fair value. Conditionally redeemable ordinary shares (including shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, ordinary shares are classified as shareholders’ equity. The Company’s ordinary shares subject to possible redemption feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, as of June 30, 2023 and December 31, 2022, 856,042 and 953,033 ordinary shares, respectively, subject to possible redemption are presented, at redemption value, as temporary equity, outside of the shareholders’ deficit section of the Company’s balance sheet.

The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable ordinary shares to equal the redemption value at the end of each reporting period. Such changes are reflected in additional paid-in capital, or in the absence of additional capital, in accumulated deficit.

In connection with the extensions of the business combination period on July 14, 2022, January 6, 2023 and July 18, 2023, Public Shareholders elected to redeem an aggregate of 7,046,967 Public Shares, 96,991 Public Shares and 77,130 Public Shares, respectively. As a result, $70,573,278, $1,004,600 and $841,808 were paid out of the Trust Account in connection with the redemptions, respectively. During the six months ended June 30, 2023, the Company recorded an accretion of $481,619, composed of $256,813 (extension funds deposited into the Trust Account) and $224,806 (interest income).

Ordinary Shares Subject to Possible Redemption

The Company accounts for its ordinary shares subject to possible redemption (“Public Shares”) in accordance with the guidance in ASC 480. Ordinary shares subject to mandatory redemption (if any) are classified as a liability instrument and is measured at fair value. Conditionally redeemable ordinary shares (including shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, ordinary shares are classified as shareholders’ equity. The Company’s ordinary shares subject to possible redemption feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, as of December 31, 2022 and 2021, 953,033 and 8,000,000 ordinary shares subject to possible redemption, respectively, are presented, at redemption value, as temporary equity, outside of the shareholders’ deficit section of the Company’s balance sheet.

The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable ordinary shares to equal the redemption value at the end of each reporting period. Such changes are reflected in additional paid-in capital, or in the absence of additional capital, in accumulated deficit. On July 22, 2021, the Company recorded an accretion of $6,793,210, $5,371,731 of which was recorded in additional paid-in capital and $1,421,479 was recorded in accumulated deficit.

In connection with the extension of the Business Combination period on July 14, 2022, Public Shareholders elected to redeem an aggregate of 7,046,967 Public Shares. As a result, $70,573,278 was paid out of the Trust Account in connection with the redemptions. For the year ended December 31, 2022, the Company recorded an accretion of $188,700 (extension funds deposited into the Trust Account) and $119,987 (interest income over $100,000) and $308,687 was recorded in accumulated deficit.

Derivative Financial Instruments

Derivative Financial Instruments

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC 815. The Company’s derivative instruments were recorded at fair value as of July 22, 2021, the closing date of the IPO, and are re-valued at each reporting date, with changes in the fair value reported in the statements of operations. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period.

The PIPE derivative liability is comprised of the Make-Whole Features. The PIPE derivative liability meets the criteria for derivative liability classification. As such, the PIPE derivative liability was recorded at its initial fair value on the date of issuance and each balance sheet date thereafter. Changes in the estimated fair value of the derivative liability are recognized in the statements of operations.

Derivative Financial Instruments

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC 815. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value on the issuance date and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period.

The PIPE Derivative Liability is comprised of the Make-Whole Features (as defined in Note 6). The PIPE Derivative Liability meets the criteria for derivative liability classification. As such, the PIPE Derivative Liability is recorded at its initial fair value on the date of issuance and each balance sheet date thereafter. Changes in the estimated fair value of the derivative liability are recognized as non-cash gain or loss on the statements of operations. The fair value of the derivative liability is discussed in Note 8.

Income Taxes

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

There were no unrecognized tax benefits as of June 30, 2023 and December 31, 2022. The Company’s management determined that the Cayman Islands is the Company’s only major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties for the six months ended June 30, 2023 and 2022. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

The Company is considered to be an exempted Cayman Islands company with no connection to any other taxable jurisdiction and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provision was zero for the period presented. While the Company is not expected to be subject to United States taxation (other than as a result of a business combination involving a U.S. target), the Company may become subject to United States taxation if it were or deemed to be engaged in a United States trade or business. Any interest payable in respect of U.S. debt obligations (if any) held by the Trust Account is intended to qualify for the portfolio interest exemption or otherwise be exempt from U.S. withholding taxes. Furthermore, shareholders of the Company’s shares may be subject to tax in their respective jurisdictions based on applicable law, for instance, United States persons may be subject to tax on amounts deemed received depending on whether the Company is a passive foreign investment company and whether U.S. persons have made any applicable tax elections permitted under applicable law.

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under FASB ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

There were no unrecognized tax benefits as of December 31, 2022. The Company’s management determined that the Cayman Islands is the Company’s only major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties for the period from March 19, 2021 (inception) through December 31, 2021 and for the year ended December 31, 2022. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

The Company is considered to be an exempted Cayman Islands company with no connection to any other taxable jurisdiction and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provision was zero for the period presented. While the Company is not expected to be subject to United States taxation (other than as a result of a Business Combination involving a U.S. target), the Company may become subject to United States taxation if it were or deemed to be engaged in a United States trade or business. Any interest payable in respect of U.S. debt obligations (if any) held by the Trust Account is intended to qualify for the portfolio interest exemption or otherwise be exempt from U.S. withholding taxes. Furthermore, shareholders of the Company’s shares may be subject to tax in their respective jurisdictions based on applicable law, for instance, United States persons may be subject to tax on amounts deemed received depending on whether the Company is a passive foreign investment company and whether U.S. persons have made any applicable tax elections permitted under applicable law.

Net Income (Loss) Per Share

Net Income (Loss) Per Share

Net income (loss) per ordinary share is calculated by dividing the net income (loss) by the weighted average ordinary shares outstanding for the respective period.

With respect to the accretion of ordinary shares subject to possible redemption and consistent with ASC 480-10-S99-3A, “Distinguishing Liabilities and Equity—Overall—SEC Materials,” the Company treated accretion in the same manner as a dividend, paid to the shareholder in the calculation of the net income (loss) per ordinary share.

Net income (loss) per share is computed by dividing net loss by the weighted average number of ordinary shares outstanding during the period, excluding ordinary shares forfeited. The Company has not considered the effect of (1) the 9,400,000 ordinary shares issuable upon exercise of the Public Warrants and Private Warrants, and (2) the PIPE in the calculation of diluted loss per share, since the exercise of such Warrants and PIPE are contingent upon the occurrence of future events and the inclusion of such Warrants and PIPE would be anti-dilutive. As a result, diluted loss per share is the same as basic loss per share for the period presented.

The Company’s statement of operations includes a presentation of net income (loss) per share for ordinary shares subject to possible redemption in a manner similar to the two-class method of net income (loss) per share.

As of June 30, 2023, the Company had 856,042 ordinary shares subject to possible redemption and 2,000,000 Founder Shares. For the six months ended June 30, 2023, earnings and losses are allocated pro rata based on the weighted average of ordinary shares outstanding for the respective period, reflective of the respective participation rights, between the two classes of ordinary shares.

The net income (loss) per share (unaudited) presented in the statements of operations is based on the following:

	For the three months ended		For the three months ended		For the six months ended		For the six months ended
	June 30, 2023		June 30, 2022		June 30, 2023		June 30, 2022
Net (loss) income	$(258,093)		$34,785		$(570,153)		$639,144
Accretion of temporary equity to redemption value	(219,906)		—		(481,619)		—
Net (loss) income including accretion of temporary equity to redemption value	$(477,999)		$34,785		$(1,051,772)		$639,144

	For the three months ended		For the three months ended		For the six months ended		For the six months ended
	June 30, 2023		June 30, 2022		June 30, 2023		June 30, 2022
	Public Shares	Founder Shares	Public Shares	Founder Shares	Public Shares	Founder Shares	Public Shares	Founder Shares
Basic and diluted net income per share:	856,042	2,000,000	8,000,000	2,000,000	864,616	2,000,000	8,000,000	2,000,000
Ownership percentage	30%	70%	80%	20%	30%	70%	80%	20%
Numerator:
Net (loss) income including accretion of temporary equity to redemption value	$(143,271)	$(334,728)	$27,828	$6,957	$(317,452)	$(734,320)	$511,315	$127,829
Plus: Accretion applicable to the redeemable class	$219,906	—	$—	—	$481,619	—	$—	—
Allocation of net income (loss)	$76,635	$(334,728)	$27,828	$6,957	$164,167	$(734,320)	$511,315	$127,829
Denominator:
Weighted-average shares outstanding	856,042	2,000,000	8,000,000	2,000,000	864,616	2,000,000	8,000,000	2,000,000
Basic and diluted net income (loss) per share:	$0.09	$(0.17)	$0.00	$0.00	$0.19	$(0.37)	$0.06	$0.06

Net Income (Loss) Per Share

Net income (loss) per share is computed by dividing net loss by the weighted average number of ordinary shares outstanding during the period, excluding ordinary shares forfeited. The Company has not considered the effect of (1) the 9,400,000 ordinary shares issuable upon exercise of the Public Warrants and Private Warrants, and (2) the PIPE in the calculation of diluted loss per share, since the exercise of such Warrants and PIPE are contingent upon the occurrence of future events and the inclusion of such Warrants and PIPE would be anti-dilutive. As a result, diluted loss per share is the same as basic loss per share for the period presented.

The Company’s statement of operations includes a presentation of net income (loss) per share for ordinary shares subject to possible redemption in a manner similar to the two-class method of net income (loss) per share.

As of December 31, 2022, the Company has 953,033 ordinary shares subject to possible redemption and 2,000,000 Founder Shares. For the year ended, December 31, 2022, earnings and losses are adjusted for the effects of accretion to ordinary shares subject to possible redemption and are allocated pro rata, reflective of the respective participation rights, between the two classes of ordinary shares.

The net income (loss) per share presented in the statements of operations is based on the following:

		From March 19, 2021
	For the Year ended	(inception) through
	December 31, 2022	December 31, 2021
Net loss from inception to IPO date in year 2021	$—	$(85,612)
Net income from IPO date to year-end (total loss from inception to 12/31/2021) less the loss from inception to IPO)	—	446,671
Net income (loss)	$(776,129)	$361,059
Accretion of temporary equity to redemption value	(308,687)	(6,793,210)
Net income (loss) including accretion of temporary equity to redemption value	$(1,084,816)	$(6,432,151)

	For the Year ended		From March 19, 2021 (inception) through
	December 31, 2022		December 31, 2021
	Public Shares	Founder Shares	Public Shares	Founder Shares
Basic and diluted net income per share:
Total number of shares	4,795,078	2,000,000	8,000,000	2,000,000
Ownership percentage	71%	29%	80%	20%
Numerator:
Allocation of net loss – inception to IPO date	$—	$—	$—	$(85,612)
Allocation of net income – IPO date to year end (allocated based on ownership percentage)	—	—	357,337	89,334
Total net income allocation	$—	$—	$357,337	$3,722
Net income (loss) including accretion of temporary equity to redemption value	(765,521)	(319,295)	(5,434,568)	(1,358,642)
Plus: Accretion applicable to the redeemable class	308,687	—	6,793,210	—
Allocation of net income (loss)	$(456,834)	$(319,295)	$1,715,979	$(1,354,920)
Denominator:
Weighted-average shares outstanding	4,795,078	2,000,000	4,527,778	1,868,056
Basic and diluted net income (loss) per share:	$(0.10)	$(0.16)	$0.38	$(0.73)

Risks and Uncertainties

Risks and Uncertainties

In February 2022, the Russian Federation commenced a military action with the country of Ukraine. Although the length and impact of the ongoing military conflict is highly unpredictable, the conflict in Ukraine could lead to market disruptions, including significant volatility in commodity prices, credit and capital markets, as well as supply chain interruptions. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation. Further, the impact of this action and related sanctions on the world economy are not determinable as of the date of these financial statements.

Risks and Uncertainties

In February 2022, the Russian Federation commenced a military action with the country of Ukraine. Although the length and impact of the ongoing military conflict is highly unpredictable, the conflict in Ukraine could lead to market disruptions, including significant volatility in commodity prices, credit and capital markets, as well as supply chain interruptions. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation. Further, the impact of this action and related sanctions on the world economy are not determinable as of the date of these financial statements.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Company does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Recent Accounting Pronouncements

The Company does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.